Guarantor Financial Statements - Income Statement (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Oil sales	$ 115,282	$ 89,758			$ 41,034	$ 25,253					$ 205,040	$ 66,287	$ 188,753	$ 65,704	$ 2,582
Oil sales - related party													0	0	38,873
Natural gas sales	4,329	3,335			1,668	1,151					7,664	2,819	6,249	2,379	1,647
Natural gas liquid sales	7,393	4,911			2,692	2,505					12,304	5,197	13,000	6,879	4,773
Oil and natural gas services - related party													0	0	1,491
Royalty income	0	0									0		0
Total revenues	127,004	98,004	75,908	57,791	45,394	28,909	25,767	16,814	16,030	16,351	225,008	74,303	208,002	74,962	49,366
Costs and expenses:
Lease operating expenses	10,496	7,915			4,968	5,435					18,411	10,403	21,157	15,247	9,931
Production and ad valorem taxes	8,554	5,842			3,315	1,427					14,396	4,742	12,899	5,237	3,032
Gathering and transportation	703	582			247	133					1,285	380	918	424	202
Oil and natural gas services															1,733
Depreciation, depletion and amortization	40,021	30,973			14,815	10,738					70,994	25,553	66,597	26,273	15,601
General and administrative expenses	3,934	4,557			2,621	2,471					8,491	5,092	11,036	10,376	3,655
Asset retirement obligation accretion expense	104	72			45	43					176	88	201	98	65
Intercompany charges	0	0									0		0	0	0
Total costs and expenses	63,812	49,941			26,011	20,247					113,753	46,258	112,808	57,655	34,219
Income from operations	63,192	48,063	37,726	29,423	19,383	8,662	2,177	4,086	4,307	6,737	111,255	28,045	95,194	17,307	15,147
Other income (expense)
Interest income													1	3	11
Interest income - intercompany	0	0									0		0
Interest expense	(7,739)	(6,505)			(535)	(485)					(14,244)	(1,020)	(8,059)	(3,610)	(2,528)
Interest expense - intercompany	0	0									0		0
Other income - related party	30	30			388	389					60	777	1,077	2,132	0
Other income - intercompany		0											0	0
Gain (loss) on derivative instruments, net	(11,088)	(4,398)			3,037	(8)					(15,486)	3,029	(1,872)	2,617	(13,009)
Loss from equity investment													0	(67)	(7)
Other expense	(1,408)				0						(1,408)	0	0
Total other income (expense), net	(20,205)	(10,873)			2,890	(104)					(31,078)	2,786	(8,853)	1,075	(15,533)
Income (loss) before income taxes	42,987	37,190			22,273	8,558	2,829	452	13,624	1,477	80,177	30,831	86,341	18,382	(386)
Provision for income taxes
Current													191	0	0
Deferred	15,163	13,601			7,802	3,162					28,764	10,964	31,563	54,903	0
Provision for income taxes	15,163	13,601	11,691	9,099	7,802	3,162	54,903	0	0	0	28,764	10,964	31,754	54,903
Net income (loss)	27,824				14,471						51,413	19,867
Net income (loss) attributable to noncontrolling interest	71				0						71	0
Net income (loss)	27,753	23,589	20,124	14,596	14,471	5,396	(52,074)	452	13,624	1,477	51,342	19,867	54,587	(36,521)	(386)
Eliminations [Member]
Revenues:
Oil sales	15,709	14,509			0	0					30,671	0	13,885	0	0
Oil sales - related party															0
Natural gas sales	591	503			0	0					1,169	0	397	0	0
Natural gas liquid sales	949	841			0	0					1,716	0	705	0	0
Oil and natural gas services - related party															0
Royalty income	(17,249)	(15,853)									(33,102)		(14,987)
Total revenues	0	0			0	0					454	0	0	0	0
Costs and expenses:
Lease operating expenses	0	0			0	0					0	0	0	0	0
Production and ad valorem taxes	0	18			0	0					0	0	0	0	0
Gathering and transportation	0	(6)			0	0					0	0	0	0	0
Oil and natural gas services															0
Depreciation, depletion and amortization	0	(395)			0	0					0	0	0	0	0
General and administrative expenses	0	0			0	0					0	0	0	0	0
Asset retirement obligation accretion expense	0	0			0	0					0	0	0	0	0
Intercompany charges	0	(78)									(156)		(87)	(84)	0
Total costs and expenses	0	(461)			0	0					(156)	0	(87)	(84)	0
Income from operations	0	461			0	0					610	0	87	84	0
Other income (expense)
Interest income													0	0	0
Interest income - intercompany	(5,387)	(5,368)									(10,755)		(5,741)
Interest expense	0	0			0	0					0	0	0	0	0
Interest expense - intercompany	5,387	5,368									10,755		5,741
Other income - related party	(78)	0			0	0					(156)	0	0	0
Other income - intercompany		(78)											(87)	(84)
Gain (loss) on derivative instruments, net	0	0			0	0					0	0	0	0	0
Loss from equity investment														0	0
Other expense	0										0		0
Total other income (expense), net	(78)	(78)			0	0					(156)	0	(87)	(84)	0
Income (loss) before income taxes	(78)	383			0	0					454	0	0	0
Provision for income taxes
Provision for income taxes	0	0			0	0					0	0	0	0
Net income (loss)	(78)										454
Net income (loss) attributable to noncontrolling interest	71										71
Net income (loss)	(149)	383			0	0					383	0	0	0	0
Parent Company [Member] | Reportable Legal Entities [Member]
Revenues:
Oil sales	0	0			0	0					0	0	0	0	0
Oil sales - related party															0
Natural gas sales	0	0			0	0					0	0	0	0	0
Natural gas liquid sales	0	0			0	0					0	0	0	0	0
Oil and natural gas services - related party															0
Royalty income	0	0									0		0
Total revenues	0	0			0	0					0	0	0	0	0
Costs and expenses:
Lease operating expenses	0	0			0	0					0	0	0	0	0
Production and ad valorem taxes	0	0			0	0					0	0	0	0	0
Gathering and transportation	0	0			0	0					0	0	0	0	0
Oil and natural gas services															0
Depreciation, depletion and amortization	0	0			0	0					0	0	0	0	0
General and administrative expenses	3,428	3,985			955	741					7,413	1,696	3,909	2,665	0
Asset retirement obligation accretion expense	0	0			0	0					0	0	0	0	0
Intercompany charges	0	0									0		0	0	0
Total costs and expenses	3,428	3,985			955	741					7,413	1,696	3,909	2,665	0
Income from operations	(3,428)	(3,985)			(955)	(741)					(7,413)	(1,696)	(3,909)	(2,665)	0
Other income (expense)
Interest income													1	0	0
Interest income - intercompany	5,387	5,368									10,755		5,741
Interest expense	(6,657)	(5,887)			0	0					(12,544)	0	(592)	0	0
Interest expense - intercompany	0	0									0		0
Other income - related party	0	0			0	0					0	0	0	0
Other income - intercompany		0											0	0
Gain (loss) on derivative instruments, net	0	0			0	0					0	0	0	0	0
Loss from equity investment														0	0
Other expense	0										0		0
Total other income (expense), net	(1,270)	(519)			0	0					(1,789)	0	5,150	0	0
Income (loss) before income taxes	(4,698)	(4,504)			(955)	(741)					(9,202)	(1,696)	1,241	(2,665)
Provision for income taxes
Provision for income taxes	15,163	13,601			7,802	3,162					28,764	10,964	31,754	54,903
Net income (loss)	(19,861)										(37,966)
Net income (loss) attributable to noncontrolling interest	0										0
Net income (loss)	(19,861)	(18,105)			(8,757)	(3,903)					(37,966)	(12,660)	(30,513)	(57,568)	0
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Revenues:
Oil sales	99,573	75,249			41,034	25,253					174,369	66,287	174,868	65,704	2,582
Oil sales - related party															38,873
Natural gas sales	3,738	2,832			1,668	1,151					6,495	2,819	5,852	2,379	1,647
Natural gas liquid sales	6,444	4,070			2,692	2,505					10,588	5,197	12,295	6,879	4,773
Oil and natural gas services - related party															1,491
Royalty income	0	0									0		0
Total revenues	109,755	82,151			45,394	28,909					191,452	74,303	193,015	74,962	49,366
Costs and expenses:
Lease operating expenses	10,496	7,915			4,968	5,435					18,411	10,403	21,157	15,247	9,931
Production and ad valorem taxes	7,162	4,903			3,315	1,427					12,065	4,742	11,927	5,237	3,032
Gathering and transportation	703	588			247	133					1,285	380	918	424	202
Oil and natural gas services															1,733
Depreciation, depletion and amortization	34,616	25,801			14,815	10,738					60,417	25,553	61,398	26,273	15,601
General and administrative expenses	287	506			1,666	1,730					793	3,396	7,127	7,711	3,655
Asset retirement obligation accretion expense	104	72			45	43					176	88	201	98	65
Intercompany charges	0	0									0		0	84	0
Total costs and expenses	53,368	39,785			25,056	19,506					93,147	44,562	102,728	55,074	34,219
Income from operations	56,387	42,366			20,338	9,403					98,305	29,741	90,287	19,888	15,147
Other income (expense)
Interest income													0	3	11
Interest income - intercompany	0	0									0		0
Interest expense	(1,082)	(618)			(535)	(485)					(1,700)	(1,020)	(7,467)	(3,610)	(2,528)
Interest expense - intercompany	0	0									0		0
Other income - related party	108	30			388	389					216	777	1,077	2,132
Other income - intercompany		78											87	84
Gain (loss) on derivative instruments, net	(11,088)	(4,398)			3,037	(8)					(15,486)	3,029	(1,872)	2,617	(13,009)
Loss from equity investment														(67)	(7)
Other expense	(1,408)										(1,408)		0
Total other income (expense), net	(13,470)	(4,908)			2,890	(104)					(18,378)	2,786	(8,175)	1,159	(15,533)
Income (loss) before income taxes	42,917	37,458			23,228	9,299					79,927	32,527	82,112	21,047
Provision for income taxes
Provision for income taxes	0	0			0	0					0	0	0	0
Net income (loss)	42,917										79,927
Net income (loss) attributable to noncontrolling interest	0										0
Net income (loss)	42,917	37,458			23,228	9,299					79,927	32,527	82,112	21,047	(386)
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Revenues:
Oil sales	0	0			0	0					0	0	0	0	0
Oil sales - related party															0
Natural gas sales	0	0			0	0					0	0	0	0	0
Natural gas liquid sales	0	0			0	0					0	0	0	0	0
Oil and natural gas services - related party															0
Royalty income	17,249	15,853									33,102		14,987
Total revenues	17,249	15,853			0	0					33,102	0	14,987	0	0
Costs and expenses:
Lease operating expenses	0	0			0	0					0	0	0	0	0
Production and ad valorem taxes	1,392	921			0	0					2,331	0	972	0	0
Gathering and transportation	0	0			0	0					0	0	0	0	0
Oil and natural gas services															0
Depreciation, depletion and amortization	5,405	5,567			0	0					10,577	0	5,199	0	0
General and administrative expenses	219	66			0	0					285	0	0	0	0
Asset retirement obligation accretion expense	0	0			0	0					0	0	0	0	0
Intercompany charges	78	78									156		87	0	0
Total costs and expenses	7,094	6,632			0	0					13,349	0	6,258	0	0
Income from operations	10,155	9,221			0	0					19,753	0	8,729	0	0
Other income (expense)
Interest income													0	0	0
Interest income - intercompany	0	0									0		0
Interest expense	0	0			0	0					0	0	0	0	0
Interest expense - intercompany	(5,387)	(5,368)									(10,755)		(5,741)
Other income - related party	0	0			0	0					0	0	0	0
Other income - intercompany		0											0	0
Gain (loss) on derivative instruments, net	0	0			0	0					0	0	0	0	0
Loss from equity investment														0	0
Other expense	0										0		0
Total other income (expense), net	(5,387)	(5,368)			0	0					(10,755)	0	(5,741)	0	0
Income (loss) before income taxes	4,768	3,853			0	0					8,998	0	2,988	0
Provision for income taxes
Provision for income taxes	0	0			0	0					0	0	0	0
Net income (loss)	4,768										8,998
Net income (loss) attributable to noncontrolling interest	0										0
Net income (loss)	$ 4,768	$ 3,853			$ 0	$ 0					$ 8,998	$ 0	$ 2,988	$ 0	$ 0